Share Capital	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Share Capital

Note 4 – Share Capital

Securities Offerings:

Beginning in 2020, we commenced a public offering of units under the exemption from registration provided by Tier 2 of Regulation A. Each unit consists of two shares of Class A common stock of the Company and one warrant to purchase shares of Class A common stock. Through August 24, 2021, the purchase price of each unit was $6.00, and the exercise price of each warrant was $4.50 per share.

On August 25, 2021, we updated the terms of the units being offered in this Regulation A offering, offering the units at a price of $7.20 and the exercise price of the accompanying warrants was increased to $5.40 per share. Issued warrants are immediately exercisable and expire 18 months after their issuance date.

On May 19, 2022, we again updated the terms of the units it was offering under Regulation A. Beginning on this date, each unit was offered at a price of $12.00 and the exercise price of the accompanying warrant was $9.00 per share.

As of December 31, 2023, 1,459,304 warrants were exercised, and 3,760,301 warrants expired. There were 50,922 warrants outstanding as of December 31, 2023.

As of September 30, 2024, 1,459,304 warrants were exercised, and 3,841,630 warrants expired. There were 15,262 warrants outstanding as of September 30, 2024.

As of September 30, 2024, we had issued 12.1 million shares of Class A common stock and 5.3 million warrants to purchase an additional 15.2 thousand shares of Class A common stock in connection with this offering. We have received cumulative proceeds of $33.1 million, net of issuance costs, through September 30, 2024 in connection with this offering.

The following table is a summary of the outstanding Class A common stock warrants on December 31, 2023 and September 30, 2024:

	Warrants at Exercise Price of $4.50	Warrants at Exercise Price of $7.20	Warrants at Exercise Price of $9.00	Total Warrants
Balance on January 1, 2023	137,889	344,080	19,291	501,259
Issued 2023	–	–	35,738	35,738
Expired during 2023	113,369	296,561	4,107	414,036
Exercised during 2023	24,520	47,519	–	72,039
Outstanding on December 31, 2023	–	–	50,922	50,922
Issued during Jan - Sep 2024	–	–	–	–
Expired during Jan- Sep 2024	–	–	35,660	35,660
Exercised during Jan - Sep 2024	–	–	–	–
Outstanding on September 30, 2024	–	–	15,262	15,262

Stock-Based Compensation:

The following summarizes stock option activity for the nine months ended September 30, 2024:

	Number of Options	Exercise Price Range	Weighted-Average Exercise Price
Options outstanding on December 31, 2023 (1)	10,714,670	$0.024-2.22	$0.858
Granted	3,636,729	0.024-2.70	2.64
Canceled	33,594	2.16	2.16
Exercised	2	1.86	1.86
Options outstanding on September 30, 2024	14,317,803	$0.024-2.70	$1.32

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(1) The number of options outstanding on December 31, 2023 been revised from the Company’s prior disclosures to correct for previously unaccounted for options resulting from a scrivener’s error.

Granted options are exercisable into shares of the Company’s Class B common stock, vest over four years, with an initial one year cliff vesting, and expire ten years from the date of grant.